Other Long-Term Liabilities - Future Cash Outflow Required to Settle Its Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Discount rate, 1% increase	$ (896)	$ (883)
Discount rate, 1% Decrease	1,135	1,132
Inflation rate, 1% increase	1,171	1,166
Inflation rate, 1% decrease	$ (934)	$ (920)